Property, Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 252,835	$ 246,498
Less accumulated depreciation	(163,549)	(157,930)
Property, plant and equipment, net	89,286	88,568
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment	807	806
Buildings and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 30,468	$ 28,914
Buildings and equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	7 years	7 years
Buildings and equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	45 years	45 years
Central office and other network equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 147,250	$ 145,093
Central office and other network equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	3 years	3 years
Central office and other network equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	50 years	50 years
Cable, poles and conduit
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 49,859	$ 47,972
Cable, poles and conduit | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	7 years	7 years
Cable, poles and conduit | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	50 years	50 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 8,580	$ 8,394
Leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	5 years	5 years
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	20 years	20 years
Work in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 6,362	$ 6,139
Furniture, vehicles and other
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 9,509	$ 9,180
Furniture, vehicles and other | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	3 years	3 years
Furniture, vehicles and other | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	20 years	20 years